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Morgan, Lewis & Bockius LLP
1800 M Street N.W.
Washington, D.C. 20036


April 4, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  STI Classic Funds (File Nos. 33-4567 and 811-06557)
     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectus and Statement of Additional Information dated March 28, 2000 for the High Income Fund do not differ from those contained in the Fund's Post-Effective Amendment No. 35 which was filed via EDGAR on March 28, 2000.

Please contact me at (215) 963-4790 if you have any questions or comments concerning this filing.


Sincerely,

/s/ Richard W. Grant

Richard W. Grant